S000004307 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	10.34%	9.68%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
iShares Core S&P Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.88%	10.29%	9.63%
Performance Inception Date					May 22, 2000
iShares Core S&P Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.49%	9.86%	9.18%
iShares Core S&P Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	8.06%	7.76%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.